SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500                                                     (SECURIAN LOGO)

April 26, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  POST-EFFECTIVE AMENDMENT FILING PURSUANT TO RULE 485(b)
     ADVANTUS SERIES FUND, INC.
     FILE NUMBERS: 2-96990 AND 811-4279

Dear Ladies and Gentlemen:


The accompanying post-effective amendment to the Registration Statement on Form N-1A for Advantus Series Fund, Inc. (the "Registrant") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to the Commission's EDGAR System. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933. In that regard, it is requested that the amendment be declared effective on May 1, 2006.


The Registrant currently has on file with the Commission a "narrative-only" post-effective amendment filed pursuant to Rule 485(a) on February 28, 2006, which has not yet been declared effective. Please note that the accompanying post-effective amendment does not designate a new effective date for the previously filed post-effective amendment.

The accompanying post-effective amendment reflects the prior narrative-only filing and reflects changes made in response to comments received by telephone on April 13, 2006 from Ms. Rebecca Marquigny of the Commission's staff, as well as the updating of financial data contained in the Registration Statement and miscellaneous other non-material changes deemed appropriate by the Registrant.

The accompanying post-effective amendment is being filed pursuant to paragraph
(b) of Rule 485, and the Registrant has certified that its amendment meets all of the requirements for effectiveness pursuant to that paragraph. In addition, and pursuant to paragraph (b)(4) of Rule 485, I hereby represent, as counsel responsible for preparation of the post-effective amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Questions regarding this filing may be directed to the undersigned at (651) 665-4872.

Sincerely,


/s/ Eric J. Bentley
-------------------------------------
Eric J. Bentley
Senior Counsel

EJB:pjh

Enclosures


cc: Michael J. Radmer, Esq.
       Dorsey & Whitney LLP
    Ms. Lynda A. Graham, Partner
       KPMG LLP


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.